CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
CASH AND BANK BALANCES

19. CASH AND BANK BALANCES

	As of December 31,
	2023	2022
	RMB’000	RMB’000
Cash on hand	—	—
Cash at banks	3,808	3,936
Cash and bank balances	3,808	3,936

Cash and bank balances are denominated in the following currencies:

	As of December 31,
	2023	2022
	RMB’000	RMB’000
Renminbi	3,619	3,104
Hong Kong dollars	1	2
US dollars	188	830
	3,808	3,936

As of December 31, 2022, total cash and bank balances held by discontinued operations was RMB 306,000 (Note 30).

Bank balances denominated in Renminbi are deposited with banks in the PRC and are not freely convertible to foreign currencies. The conversion of these RMB denominated balances into foreign currencies is subject to the foreign exchange control rules and regulations promulgated by the PRC Government.

Bank balances denominated in US dollars are mainly held in bank accounts in Hong Kong and the United States of America.

Cash at banks and bank deposits comprise cash held by the Company and short-term bank deposits with an original maturity of three months or less. The deposits carry interest at prevailing market rates.

Restricted cash

As of December 31, 2023, the Company had restricted cash of RMB nil (2022: RMB 2,069,000), of which nil (2022: nil) was used as collateral for the Company’s bank borrowings, and nil was used as collateral for the Company’s financial derivatives (2022: nil). The nature of restricted cash is that of a term deposit maturing on January 15, 2023. They were temporarily not available for general use by the Company as of December 31, 2022.